Land Use Rights, Net (Tables)	6 Months Ended
Mar. 31, 2024
Land Use Rights, Net [Abstract]
Schedule of Land Use Rights

Land use rights as of March 31, 2024 and September 30, 2023 consisted of the following:

	March 31,	September 30,
	2024	2023
	(Unaudited)
Land use rights, at cost	$1,752,534	$1,734,351
Less: accumulated amortization	(300,319)	(252,756)
Total land use rights, net	$1,452,215	$1,481,595

Schedule of Estimated Future Amortization Expense for Land Use Rights	Estimated future amortization expense for land use rights is as follows as of March 31, 2024:
12 months ended March 31,	Amortization expense

2025	$89,828
2026	89,828
2027	89,828
2028	89,828
2029	89,828
Thereafter	1,003,075
Total	$1,452,215